Stock-Based Compensation - Summary of Company's Restricted Shares (Detail) (Restricted Stock [Member], USD $)	0 Months Ended			12 Months Ended
	Jan. 07, 2015	May 26, 2010	Dec. 07, 2005	Mar. 31, 2015	Mar. 31, 2014
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested, Restricted Shares, Beginning Balance				13,299	20,561
Granted, Restricted Shares	1,753	34,269	573,000	1,753
Vesting, Restricted Shares				(6,249)	(6,853)
Forfeited, Restricted Shares				(1,175)	(409)
Non-vested, Restricted Shares, Ending balance				7,628	13,299
Non-vested, Weighted Average Grant Date Fair Value, Beginning Balance				$ 9.03	$ 9.03
Non-vested, Weighted Average Grant Date Fair Value, Granted				$ 13.32
Non-vested, Weighted Average Grant Date Fair Value, Vesting				$ 9.03	$ 9.03
Non-vested, Weighted Average Grant Date Fair Value, Forfeited				$ 9.03	$ 9.03
Non-vested, Weighted Average Grant Date Fair Value, Ending Balance				$ 10.02	$ 9.03